SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 11, 2023	Dec. 16, 2022	Nov. 16, 2022	Oct. 14, 2022	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Purchase of common stock warrants										64,788	10,590	12,500				10,590	64,788
Class of warrant exercise price per share										$ 44.00		$ 44.00					$ 44.00
Common stock shares, authorized						1,100,000,000				1,100,000,000				1,100,000,000	1,100,000,000		1,100,000,000
Common stock, value						$ 143				$ 143				$ 83	$ 143		$ 143
Common stock, shares issued						1,429,129				1,426,629				832,500	1,429,129		1,426,629
Share price											$ 45.60					$ 45.60
Shares issued													16,250
Common shares issued for cash, shares										32,898	10,902	25,000		21,250
Common shares issued for cash												$ 600,000		$ 106,000		$ 1,025,000	$ 1,573,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Monthly redemptions															125.00%		125.00%
Purchase of common stock warrants													26,250
Common shares issued for cash, shares													26,250
Warrant [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants										63,780	2,500	2,500	2,750			2,500	63,780
Class of warrant exercise price per share											$ 49.60			$ 20.00		$ 49.60
Common shares issued for cash, shares										1,008
Common shares issued for cash										$ 25,000
Common Stock [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants							57,142		57,142	1,008	10,590		26,250	11,375		10,590	1,008
Class of warrant exercise price per share														$ 20.00
Common shares issued for cash, shares										32,898			26,250			35,904	68,802
Common shares issued for cash											$ 425,000		$ 525,000			$ 4	$ 7
Three Employees [Member]
Subsequent Event [Line Items]
Stock option, term									5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Face amount						$ 179,592									$ 179,592
Purchase of common stock warrants		76,190	71,428
Common stock shares, authorized								2,500
Common stock, value								$ 51,750
Common stock value subscriptions								$ 25,000
Warrant or Right, Reason for Issuance, Description	The Company also amended the Note to increase each principal payment from 1/3 of the outstanding note principal balance to 1/2 of the outstanding principal amount. In connection with the amendment the Company agreed to pay the lender $5,000 of the unpaid interest due on the Note.	The Company also amended the warrant to increase the number of shares of common stock underlying the warrant by another 4,762 (resulting in total shares underlying the warrant of 76,190) and each principal payment is increased from 1/4 of the outstanding note principal balance to 1/3 of the outstanding principal amount.	The Company also amended the warrant to increase the number of shares of common stock underlying the warrant by another 4,762 (resulting in total shares underlying the warrant of 71,428) and each principal payment is increased from 1/5 of the outstanding note principal balance to 1/4 of the outstanding principal amount.
Shares issued		4,762	4,762
Repayment of debt	$ 5,000
Proceeds from Issuance or Sale of Equity					$ 152,390
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Common shares issued for cash, shares					146,000
Common shares issued for cash					$ 146,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding					19,048
Subsequent Event [Member] | Convertible Senior Secured Note Payable and Warrants [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants				66,666
Fair value adjustment of warrants				$ 60,000
Subsequent Event [Member] | Convertible Senior Secured Note Payable and Warrants [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase of common stock warrants				4,761
Subsequent Event [Member] | Equity Option [Member] | Three Employees [Member]
Subsequent Event [Line Items]
Common stock, shares issued								18,663
Stock option, term								5 years
Share price								$ 20.70
Payments to purchase common stock								$ 155,250
Subsequent Event [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Face amount							$ 1,142,857		$ 1,142,857
Original issue discount rate							12.50%		12.50%
Debt payment terms							The Note carries a 12.5% interest rate with interest only payable monthly from April through August 2022
Debt interest rate							12.50%		12.50%
Proceeds from debt							$ 874,286
Original issue discount						$ 1,000,000.0	142,857		$ 142,857						1,000,000.0
Legal fees							$ 125,714
Monthly redemptions						110.00%
Mandatory prepayment of original principal amount, percentage						125.00%
Debt instrument, long term debt						$ 1,428,571									$ 1,428,571
Purchase of common stock warrants						57,142									57,142
Class of warrant exercise price per share						$ 0.0001									$ 0.0001